Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Buildings	Installations	Other Equipments	Tanks	Capital Work in Progress	Right of use Assets	Total

Cost:
As at January 1, 2024	30,966,603	179,536,861	1,609,865	155,041,198	52,971,792	84,989,427	505,115,746
Additions	Nil	Nil	24,880	1,156,381	10,583,556	Nil	11,764,817
Transfers from capital work in progress	Nil	Nil	Nil	1,162,735	(1,162,735)	Nil	Nil
As at December 31, 2024	30,966,603	179,536,861	1,634,745	157,360,314	62,392,613	84,989,427	516,880,563

Accumulated Depreciation:
As at January 1, 2024	7,067,282	27,444,202	894,781	12,653,981	Nil	7,602,258	55,662,504
Charge for the year	1,238,664	7,578,442	234,898	3,120,254	Nil	1,419,833	13,592,091
As at December 31, 2024	8,305,946	35,022,644	1,129,679	15,774,235	Nil	9,022,091	69,254,595

Net Book Value:
As at December 31, 2024	22,660,657	144,514,217	505,066	141,586,079	62,392,613	75,967,336	447,625,968
As at December 31, 2023	23,899,321	152,092,659	715,084	142,387,217	52,971,792	77,387,169	449,453,242

Schedule of Depreciation Charge and Capital Work in Progress

The depreciation charge for the year is allocated to the consolidated statement of comprehensive income (within profit and loss) and capital work in progress as follows:

	2024	2023
Direct costs (Note 7)	12,665,993	12,656,056
CWIP	926,098	910,644
	13,592,091	13,566,700